CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Total	Common stock [Member]	Treasury Stock [Member]	Additional paid-in capital [Member]	Accumulated other comprehensive income [Member]	Retained earnings [Member]
Balance at Mar. 31, 2012	$ 107,689	$ 50,816		$ 8,265	$ 4,570	$ 44,038
Balance (in shares) at Mar. 31, 2012		16,196,810
Unrealized gain on available-for-sale securities	718				$ 718
Exercise of stock options, value	$ 1,295	$ 1,627		$ (332)
Exercise of stock options, shares	605,000	605,000
Repurchase of common stock, value	$ (1,102)		$ (1,102)
Repurchase of common stock, shares	(414,162)		(414,162)
Net loss	$ (1,991)					$ (1,991)
Dividends ($0.30, $0.22 and $0.185 per share for March 31, 2013, March 31, 2014 and March 31, 2015 respectively)	(5,033)					(5,033)
Balance at Mar. 31, 2013	101,576	$ 52,443	$ (1,102)	$ 7,933	$ 5,288	$ 37,014
Balance (in shares) at Mar. 31, 2013		16,801,810	(414,162)
Unrealized gain on available-for-sale securities	57				$ 57
Exercise of stock options, value	$ 493	$ 620		$ (127)
Exercise of stock options, shares	230,000	230,000
Repurchase of common stock, value	$ (1,411)		$ (1,411)
Repurchase of common stock, shares	(561,409)		(561,409)
Net loss	$ (7,490)					$ (7,490)
Dividends ($0.30, $0.22 and $0.185 per share for March 31, 2013, March 31, 2014 and March 31, 2015 respectively)	(3,615)					(3,615)
Balance at Mar. 31, 2014	89,610	$ 53,063	$ (2,513)	$ 7,806	$ 5,345	$ 25,909
Balance (in shares) at Mar. 31, 2014		17,031,810	(975,571)
Unrealized gain on available-for-sale securities	33				$ 33
Stock-based compensation	$ 199			$ 199
Exercise of stock options, shares
Net loss	$ (2,808)					$ (2,808)
Dividends ($0.30, $0.22 and $0.185 per share for March 31, 2013, March 31, 2014 and March 31, 2015 respectively)	(2,971)					(2,971)
Balance at Mar. 31, 2015	$ 84,063	$ 53,063	$ (2,513)	$ 8,005	$ 5,378	$ 20,130
Balance (in shares) at Mar. 31, 2015		17,031,810	(975,571)